Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information (Detail) kW in Thousands												1 Months Ended								6 Months Ended		12 Months Ended
	Dec. 18, 2017 USD ($)	Dec. 18, 2017 BRL (R$)	Dec. 06, 2017 USD ($)	Dec. 06, 2017 BRL (R$)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 COP ($)	Jun. 01, 2015 USD ($)	Jun. 01, 2015 BRL (R$)	Jun. 27, 2014 USD ($)	Jun. 27, 2014 BRL (R$)	Mar. 15, 2013 BRL (R$)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 BRL (R$)	May 31, 2010	Oct. 31, 2009 USD ($) kW	Oct. 31, 2009 BRL (R$) kW	Feb. 29, 2004 USD ($)	Feb. 29, 2004 BRL (R$)	Feb. 28, 1989 Employee	Jun. 30, 2018 USD ($)	Jun. 30, 2018 BRL (R$)	Dec. 31, 2017 USD ($) Tax	Dec. 31, 2017 BRL (R$) Tax	Dec. 31, 2016 USD ($) Tax	Dec. 31, 2016 BRL (R$) Tax	Dec. 31, 2010 USD ($) kW	Dec. 31, 2010 BRL (R$) kW	Dec. 31, 2009	Dec. 31, 2007 USD ($)	Dec. 31, 2007 BRL (R$)	Dec. 31, 2006 USD ($)	Dec. 31, 2006 BRL (R$)	Dec. 31, 1998 USD ($) Arbitrator	Dec. 31, 1998 BRL (R$) Arbitrator	Dec. 31, 1993 USD ($)	Dec. 31, 1993 EUR (€)	Mar. 31, 2014 EUR (€)	Mar. 30, 2014	Dec. 31, 2007 BRL (R$)
Disclosure Of Other Provisions [Line Items]
Litigation settlement, value																						$ 155,683,000	R$ 515,000,000
Number of arbitrators | Arbitrator																																	2	2
Amount involved in proceeding					$ 37,896,000	$ 113,082,893,512.33																											$ 61,336,000	R$ 202,900,000
Percentage of monthly debt repayment																						2.56%	2.56%
Increase in debt interest percentage																						1.00%	1.00%
Decrease in debt interest percentage																						0.72%	0.72%
Collection of alleged residual balance											R$ 207,159,706.21											$ 65,391,000
Risk involved in litigation																																			$ 460,075,000	€ 389,696,165
Budget for litigation risk settlement																																			$ 22,908,000	€ 19,403,887
COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																	$ 25,393,000	R$ 84,000,000
Accrued regime percentage																	3.65%	3.65%
Non-accrued regime percentage																	9.25%	9.25%
Enel Distribución Río [Member]
Disclosure Of Other Provisions [Line Items]
Estimated cost of litigation proceedings												$ 134,522,000	R$ 445,000,000
Compensation for moral damages							$ 24,000	R$ 80,000				$ 60,000	R$ 200,000
Compensation for material damages							$ 28,985,000	R$ 95,500,000
Withholding tax imbursements																				$ 58,425,000	R$ 193,270,000
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Firm capacity | kW															300	300										700	700
Recession penalty amount															$ 35,580,000	R$ 117,700,000
Contract period															20 years	20 years										20 years	20 years
Threshold percentage of exercising step-in rights														30.00%
Compensation for damages																										$ 157,436,000	R$ 520,800,000
Voting percentage of investee																										70.00%	70.00%
Enel Brasil [Member]
Disclosure Of Other Provisions [Line Items]
Interest rate of withholding taxes on dividends																												15.00%
Estimated cost of litigation proceedings																								$ 82,518,000	R$ 272,897,000,000
Basilus [Member]
Disclosure Of Other Provisions [Line Items]
Estimated cost of litigation proceedings	$ 466,444,000	R$ 1,543,000,000	$ 482,638,000	R$ 1,529,000,000
Brazilian Federal Constitution [Member]
Disclosure Of Other Provisions [Line Items]
Estimated cost of litigation proceedings																								48,797,000	161,420,000
Surety bond tax percentage																																					20.00%	30.00%
Bonds outstanding | €																																					€ 44,000,000
Enel Distribución Río [Member]
Disclosure Of Other Provisions [Line Items]
Estimated cost of litigation proceedings									$ 372,430,000	R$ 1,232,000,000														$ 35,671,000	R$ 118,000,000
Surety bond tax percentage																																					20.00%	30.00%
Percentage on salary differences claimed on litigation																			26.05%
Legal fee awarded as percentage on salary differences																			15.00%
Litigation settlement, value																						$ 26,925,000	R$ 85,300,000
Number of tax proceedings to be decided in second administrative instance																								3	3
Number of tax proceedings to be decided in third administrative instance																								2	2
Number of tax proceedings to be decided in first administrative instance																								6	6
Number of tax proceedings to be decided against the company																								5	5
Enel Distribución Río [Member] | Bottom of range [member]
Disclosure Of Other Provisions [Line Items]
Debt maturity																																	8 years	8 years
Enel Distribución Río [Member] | Niteroi [Member]
Disclosure Of Other Provisions [Line Items]
Number of employees | Employee																			2,841
Coperca [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																													$ 31,952,000	R$ 105,700,000
Percentage of lease value to calculate the value of asset leased																													1.00%	1.00%
Value of asset leased																													$ 4,735,000										R$ 15,600,000
Coerce [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																															$ 36,789,000	R$ 121,700,000
Percentage of lease value to calculate the value of asset leased																															2.00%	2.00%
Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Number of tax proceedings to be decided in second administrative instance																						3	3
Number of tax proceedings to be decided in third administrative instance																						2	2
Number of tax proceedings to be decided in first administrative instance																						6	6
Number of tax proceedings to be decided against the company																						5	5
Amount involved in proceeding																						$ 46,856,000	R$ 155,000,000
Enel Distribución Ceará [Member] | Certificate of Regular Tax Status [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																						$ 47,460,000	157,000,000
IPEDC [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																								$ 157,738,000	R$ 521,800,000
Compania Electrica CELG [Member]
Disclosure Of Other Provisions [Line Items]
Increase decrease in debt amount | R$																							70,000,000
Furnas Centrais Eletricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Increase decrease in debt amount | R$																							R$ 261,400,000